CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Apr. 30, 2020	$ 1,413	$ 26,701	$ 864,540	$ (369,062)	$ 523,592
Shares, Outstanding, Beginning Balance at Apr. 30, 2020	1,413,000	26,700,655
Commitment for share issuance			(193,000)		(193,000)
Issuance of Common Shares for Services		$ 15,975			15,975
Issuance of Common Shares for Services, Shares		15,975,000
Issuance of Common Shares for REG A		$ 2,500	471,800		474,300
Issuance of Common Shares for REG A, shares		2,500,000
Issuance of Common shares for Financing		$ 20,220	212,262		232,482
Issuance of Common Shares for financing, shares		20,220,000
Net Loss January 31, 2022				(606,460)	(606,460)
Ending balance, value at Jul. 31, 2020	$ 1,413	$ 65,396	1,355,602	(972,702)	449,709
Shares, Outstanding, Ending Balance at Jul. 31, 2020	1,413,000	65,396,665
Issuance of Common Shares for Services		$ 1,000			1,000
Issuance of Common Shares for Services, Shares		1,000,000
Issuance of Common shares for Financing		$ 508	34,562		34,620
Issuance of Common Shares for financing, shares		507,500
Issuance of Common Shares for Settlement		$ 2,233			2,233
Net Loss January 31, 2022				(148,334)	(148,334)
Issuance of Common Shares for Settlement, Shares		2,233,335
Ending balance, value at Oct. 31, 2020	$ 1,413	$ 69,136	1,390,164	(1,124,036)	336,678
Shares, Outstanding, Ending Balance at Oct. 31, 2020	1,413,000	69,136,490
Beginning balance, value at Apr. 30, 2021	$ 1,413	$ 159,959	9,372,230	(9,325,259)	208,343
Shares, Outstanding, Beginning Balance at Apr. 30, 2021	1,413,000	159,959,140
Issuance of Common Shares for Services		$ 8,343	551,967		560,310
Issuance of Common Shares for Services, Shares		8,343,000
Issuance of Common Shares for REG A		$ 27,184	1,203,816		1,231,000
Issuance of Common Shares for REG A, shares		27,183,352
Issuance of Common Shares for Stock Dividend		$ 1,725	(1,725)		124,219
Net Loss January 31, 2022				(1,807,070)	(1,807,070)
Issuance of Common Shares for Stock Dividend, shares		1,725,275
Ending balance, value at Jul. 31, 2021	$ 1,413	$ 197,211	11,126,288	(11,132,329)	192,583
Shares, Outstanding, Ending Balance at Jul. 31, 2021	1,413,000	197,210,767
Issuance of Common Shares for Services		$ 7,800	553,800		561,800
Issuance of Common Shares for Services, Shares		7,800,000
Issuance of Common shares for Debt Conversion		$ 30,655	122,845		153,500
Issuance of Common shares for Debt Conversion, shares		30,654,716
Issuance of Common Shares for REG A		$ 91,546	1,283,924		1,375,470
Issuance of Common Shares for REG A, shares		91,545,832
Net Loss January 31, 2022				(2,277,684)	(2,277,684)
Ending balance, value at Oct. 31, 2021	$ 1,413	$ 327,212	13,086,857	(13,410,013)	5,469
Shares, Outstanding, Ending Balance at Oct. 31, 2021	1,413,000	327,211,315
Issuance of Common shares for Debt Conversion		$ 59,028			59,028
Issuance of Common shares for Debt Conversion, shares		59,028,388
Issuance of Common Shares for REG A		$ 49,000	563,000		612,000
Issuance of Common Shares for REG A, shares		49,000,000
Net Loss January 31, 2022				(820,822)	(820,822)
Ending balance, value at Jan. 31, 2022	$ 1,413	$ 435,240	$ 13,649,857	$ (14,230,835)	$ (144,325)
Shares, Outstanding, Ending Balance at Jan. 31, 2022	1,413,000	435,239,703